Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2013
Related Party Transactions and Balances
Related Party Transactions and Balances

12.                               Related Party Transactions and Balances

(a)                                 Loan from a non-controlling shareholder

	December 31,	December 31,
	2012	2013

Loan — current	$—	$3,324
Loan — long-term	3,230	—
Total	$3,230	$3,324

The loan of $3,324 (RMB 20 million) is due to Dalian Jin Gang Group, the non-controlling shareholder of Sinovac Dalian, which is unsecured, bearing interest at 7.2% per year. Interest is payable monthly.  The loan is repayable on March 14, 2014.

On May 21, 2012, Sinovac Dalian lent RMB 15 million to Dalian Jin Gang Group and the loan was repaid on June 1, 2012. The interest rate is 6%. The loan was unsecured.

(b)                        The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	2011	2012	2013
Rent expenses incurred to SinoBioway Biotech Group Co., Ltd (“Sino Bioway”).	$805	$823	$847

In 2004, the Company entered into two operating lease agreements with Sino Bioway with respect to Sinovac Beijing’s production plant and laboratory in Beijing, China with annual lease payments totaling $231 (RMB 1.4 million). The leases commenced on August 12, 2004 and have a term of 20 years. One of the lease agreements was amended on August 12, 2010 with the rent increasing from $75 (RMB 0.5 million) to $224 (RMB 1.4 million) per year.

In June 2007, the Company entered into another operating lease agreement with Sino Bioway, with respect to the expansion of Sinovac Beijing’s production plant in Beijing, China for an annual lease payment of $338 (RMB2.0 million). The lease commenced in June 2007 and has a term of 20 years.

In September 2010, the Company entered into another operating lease agreement with Sino Bioway with respect to expansion of Sinovac R&D’s business on research and development for an annual lease payment of $142 (RMB 0.9 million). The lease commenced on September 30, 2010 and has a term of five years. On April 8, 2013, the Company entered into four supplemental agreements with SinoBioway, under which the expiration date of each of the four operating lease agreements was extended to April 7, 2033. Included in current and long-term prepaid expenses and deposits as at December 31, 2013, is $306 (RMB 1.9 million) (December 31, 2012, $417(RMB 2.7 million)), representing prepaid lease payments made to this related party.